Possible Impact Of Amendments, New Standards And Interpretations Issued But Not Yet Effective	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective
36	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2024
Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2024 and have not been adopted in these consolidated financial statements. These developments include the following which may be relevant to the Group.

Effective for accounting period beginning on or after
Amendments to IAS 21, Lack of exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Annual improvements to IFRS Accounting Standards — Volume 11	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28, Sale or contribution of assets between an investor and its associate or joint venture	To be determined at a future date
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.